Total revenues and other income - Summary of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Total Revenues And Other Income [Abstract]
Recognition of non-refundable upfront payments and license fees	€ 71,971	€ 30,257	€ 26,419
Milestone payments	42,950	81,784	3,835
Reimbursement income	3,273	9,699	3,807
Other revenues	8,893	7,777	5,501
Total revenue	€ 127,087	€ 129,519	€ 39,563